[LOGO]
USAA(R)

                          USAA CALIFORNIA
                                     BOND Fund

                                                                       [GRAPHIC]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
SEPTEMBER 30, 2002                                         USAA Tax-Exempt Funds

                                             (C)2002, USAA. All rights reserved.

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                                   [GRAPHIC]

                         ...WE BELIEVE THE BEST COURSE
[PHOTO]                  OF ACTION IS TO REMAIN PATIENT
                            AND TO EXERCISE PRUDENCE
                         IN INVESTMENT DECISION-MAKING.

                                   [GRAPHIC]

--------------------------------------------------------------------------------

                 Only six months ago, the nation was thought to be on the brink of an economic recovery. Unfortunately, a number of issues, including questions of corporate governance, high-profile bank-ruptcies, political tensions in the Middle East, and ongoing equity market volatility, have sidetracked that revitalization. The Federal Reserve Board, widely expected to raise short-term interest rates in 2002, not only postponed a rate increase but also signaled its willingness to cut rates again in support of the economy.

                 Given the current level of uncertainty, we believe the best course of action is to remain patient and to exercise prudence in investment decision-making. Until the economy shows clear signs of improvement, interest rates are likely to remain low. Under the circumstances, all of us at USAA are particularly proud of our tax-exempt bond and money market funds for several reasons.

                 First, they are run by an outstanding team of portfolio managers, analysts, and traders.

                 Second, we are very expense-conscious. We understand that fund expenses have a direct impact on performance and how much of the fund's returns you get to keep.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 Third, while not blind to total return, we emphasize current income. Over a market cycle, a superior income stream and prudent risk management are important components of a fund's performance.

                 Also, your USAA tax-exempt funds reduce your tax exposure. You told us that you do not want the income from them to be subject to the alternative minimum tax (AMT) for individual taxpayers. And since the inception of these funds, none of them has been subject to the AMT for individuals - a commitment we plan to keep.

                 Once again, and on behalf of the entire team at USAA Invest-ment Management Company, I would like to thank you for trust-ing us to help you with your investments. We promise to keep working hard on your behalf.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, CALL FOR A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 CHANGES IN FEDERAL TAX LAWS OR OTHER UNFORESEEN CIRCUMSTANCES COULD RESULT IN INCOME SUBJECT TO THE FEDERAL AMT FOR INDIVIDUALS.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                           2

FINANCIAL INFORMATION

  Portfolio of Investments                                          12

  Notes to Portfolio of Investments                                 21

  Financial Statements                                              22

  Notes to Financial Statements                                     25

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(C)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA CALIFORNIA BOND FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current interest income that is exempt from federal and California state income taxes.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in long-term, investment-grade California tax-exempt securities.

---------------------------------------------------------------------------------------
                                                         9/30/02            3/31/02
---------------------------------------------------------------------------------------
Net Assets                                           $719.6 Million      $660.9 Million
Net Asset Value Per Share                                $11.43              $10.73
Tax-Exempt Dividends Per Share Last 12 Months            $0.519              $0.532
Capital Gain Distributions Per Share Last 12 Months         -                   -

---------------------------------------------------------------------------------------
              SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/02
---------------------------------------------------------------------------------------
3/31/02 TO 9/30/02                                            30-DAY SEC YIELD
      8.92%**                                                       3.67%

 *CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

**TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
  SIX-MONTH RETURN IS CUMULATIVE.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

3

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING SEPTEMBER 30, 2002

--------------------------------------------------------------------------------
                 TOTAL RETURN    =     DIVIDEND RETURN    +     PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS             6.78%       =          5.66%         +        1.12%
5 YEARS              6.14%       =          5.33%         +        0.81%
1 YEAR               7.91%       =          4.94%         +        2.97%

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2002

---------------------------
        TOTAL RETURN
---------------------------

          [CHART]

9/30/1993            13.96%
9/30/1994            -5.14%
9/30/1995            11.24%
9/30/1996             8.34%
9/30/1997             9.85%
9/30/1998            10.15%
9/30/1999            -3.00%
9/30/2000             6.37%
9/30/2001             9.79%
9/30/2002             7.91%

---------------------------
     DIVIDEND RETURN
---------------------------

          [CHART]

9/30/1993            6.38%
9/30/1994            5.07%
9/30/1995            6.47%
9/30/1996            6.02%
9/30/1997            5.97%
9/30/1998            5.69%
9/30/1999            4.93%
9/30/2000            5.71%
9/30/2001            5.37%
9/30/2002            4.94%

---------------------------
   CHANGE IN SHARE PRICE
---------------------------

          [CHART]

09/30/1993            7.58%
09/30/1994          -10.21%
09/30/1995            4.77%
09/30/1996            2.32%
09/30/1997            3.88%
09/30/1998            4.46%
09/30/1999           -7.93%
09/30/2000            0.66%
09/30/2001            4.42%
09/30/2002            2.97%

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

-------------------------------------------------------------------------------
                   12-MONTH DIVIDEND YIELD COMPARISON
-------------------------------------------------------------------------------

                                [CHART]

                      USAA CALIFORNIA          LIPPER CALIFORNIA MUNICIPAL
                         BOND FUND                  DEBT FUNDS AVERAGE
                      ---------------          ---------------------------
9/30/1993                  5.46%                           5.46%
9/30/1994                  5.87                            5.78
9/30/1995                  5.8                             5.40
9/30/1996                  5.71                            5.14
9/30/1997                  5.48                            4.89
9/30/1998                  5.18                            4.54
9/30/1999                  5.50                            4.70
9/30/2000                  5.39                            4.68
9/30/2001                  4.98                            4.39
9/30/2002                  4.51                            4.16

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/93 TO 9/30/02.

5

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

--------------------------------------------------------------------------------
                      CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                                 [CHART]

                  USAA         LEHMAN BROTHERS     LIPPER CALIFORNIA        LIPPER CALIFORNIA
             CALIFORNIA BOND    MUNICIPAL BOND      MUNICIPAL DEBT           MUNICIPAL DEBT
                  FUND             INDEX             FUNDS AVERAGE             FUNDS INDEX
             ---------------   ---------------     -----------------        -----------------
Sep-92         $10000.00         $10000.00            $10000.00                 $10000.00
Oct-92           9722.92           9901.55              9797.36                   9798.33
Nov-92          10049.58          10079.01             10060.09                  10061.11
Dec-92          10196.33          10181.92             10194.46                  10198.85
Jan-93          10311.56          10300.43             10303.46                  10308.86
Feb-93          10754.27          10672.87             10727.92                  10750.28
Mar-93          10651.28          10560.09             10606.51                  10625.24
Apr-93          10781.28          10666.50             10725.38                  10740.88
May-93          10834.95          10726.39             10786.27                  10797.29
Jun-93          11050.99          10905.76             10964.04                  10984.39
Jul-93          11048.71          10919.78             10956.36                  10975.46
Aug-93          11283.71          11147.25             11216.08                  11237.78
Sep-93          11396.14          11274.37             11356.28                  11385.39
Oct-93          11432.93          11296.04             11374.12                  11402.78
Nov-93          11278.58          11196.32             11246.21                  11269.28
Dec-93          11495.78          11432.71             11463.38                  11491.63
Jan-94          11662.08          11563.34             11595.23                  11622.32
Feb-94          11333.01          11263.86             11319.09                  11335.56
Mar-94          10683.96          10805.08             10822.64                  10824.09
Apr-94          10765.18          10896.84             10838.73                  10839.13
May-94          10861.13          10991.14             10938.64                  10938.32
Jun-94          10740.86          10923.92             10867.55                  10862.64
Jul-94          10951.98          11124.32             11078.34                  11074.18
Aug-94          11018.69          11162.87             11106.18                  11104.74
Sep-94          10810.29          10999.11             10928.87                  10927.51
Oct-94          10535.56          10803.81             10711.53                  10711.74
Nov-94          10281.92          10608.19             10484.63                  10474.80
Dec-94          10423.97          10841.72             10668.73                  10662.37
Jan-95          10915.61          11151.71             11030.20                  11032.34
Feb-95          11341.07          11476.04             11387.39                  11387.27
Mar-95          11419.69          11607.94             11495.11                  11493.04
Apr-95          11450.16          11621.64             11495.74                  11494.92
May-95          11863.10          11992.48             11891.25                  11887.46
Jun-95          11703.52          11887.66             11703.67                  11701.77
Jul-95          11772.68          12000.13             11772.03                  11768.05
Aug-95          11899.88          12152.41             11909.44                  11902.50
Sep-95          12025.87          12229.20             11991.38                  11991.35
Oct-95          12260.56          12406.97             12215.49                  12208.07
Nov-95          12529.67          12613.10             12480.92                  12463.33
Dec-95          12702.10          12734.17             12644.00                  12624.11
Jan-96          12764.92          12830.38             12691.14                  12670.18
Feb-96          12682.31          12743.72             12594.35                  12576.63
Mar-96          12487.86          12580.92             12371.22                  12355.95
Apr-96          12492.00          12545.24             12324.16                  12312.64
May-96          12504.11          12540.46             12344.44                  12326.44
Jun-96          12681.60          12677.14             12489.91                  12465.21
Jul-96          12795.21          12791.83             12629.85                  12604.36
Aug-96          12818.07          12788.96             12627.09                  12607.30
Sep-96          13028.69          12967.69             12821.86                  12800.26
Oct-96          13201.29          13114.25             12964.33                  12942.23
Nov-96          13434.66          13354.47             13217.41                  13190.80
Dec-96          13387.02          13298.08             13150.45                  13125.02
Jan-97          13375.10          13323.24             13128.74                  13109.66
Feb-97          13526.43          13445.58             13246.16                  13228.97
Mar-97          13312.52          13266.22             13063.84                  13046.11
Apr-97          13427.20          13377.41             13185.26                  13165.33
May-97          13654.48          13578.76             13390.33                  13366.58
Jun-97          13809.94          13723.40             13528.55                  13509.09
Jul-97          14208.69          14103.48             13957.62                  13924.98
Aug-97          14114.07          13971.26             13795.67                  13775.15
Sep-97          14312.39          14136.93             13978.46                  13962.39
Oct-97          14416.27          14228.05             14059.49                  14044.71
Nov-97          14516.38          14311.84             14148.47                  14129.63
Dec-97          14770.10          14520.52             14372.35                  14354.43
Jan-98          14926.51          14670.26             14520.17                  14495.16
Feb-98          14925.37          14674.72             14511.86                  14492.46
Mar-98          14954.39          14687.78             14512.80                  14495.85
Apr-98          14846.63          14621.51             14411.79                  14401.22
May-98          15110.48          14852.81             14666.84                  14646.38
Jun-98          15194.85          14911.43             14723.07                  14706.33
Jul-98          15234.86          14948.71             14749.63                  14736.00
Aug-98          15547.32          15179.69             15004.56                  14986.41
Sep-98          15764.90          15368.93             15233.06                  15212.13
Oct-98          15692.45          15368.61             15178.76                  15159.95
Nov-98          15775.49          15422.45             15240.18                  15228.21
Dec-98          15787.63          15461.32             15244.14                  15237.68
Jan-99          15976.59          15645.15             15416.56                  15406.91
Feb-99          15903.63          15576.97             15336.97                  15330.74
Mar-99          15920.38          15598.32             15358.91                  15359.38
Apr-99          15932.12          15637.19             15382.36                  15382.01
May-99          15809.84          15546.71             15261.46                  15260.71
Jun-99          15515.14          15323.05             15003.91                  15010.60
Jul-99          15524.74          15378.81             15032.35                  15039.62
Aug-99          15323.42          15255.51             14840.76                  14852.56
Sep-99          15291.37          15261.88             14827.54                  14842.33
Oct-99          14951.11          15096.53             14575.52                  14584.84
Nov-99          15068.06          15257.10             14723.48                  14731.88
Dec-99          14962.80          15143.37             14572.23                  14576.80
Jan-00          14856.98          15077.42             14473.22                  14473.97
Feb-00          15104.11          15252.64             14715.26                  14710.46
Mar-00          15456.56          15585.89             15106.61                  15087.93
Apr-00          15344.23          15493.82             14965.94                  14950.81
May-00          15286.51          15413.21             14887.01                  14876.49
Jun-00          15764.06          15821.65             15335.21                  15305.77
Jul-00          16032.60          16041.80             15584.15                  15552.25
Aug-00          16347.56          16289.03             15917.10                  15889.23
Sep-00          16265.07          16204.28             15820.66                  15790.94
Oct-00          16446.02          16381.10             15966.82                  15935.45
Nov-00          16594.99          16505.03             16090.57                  16052.82
Dec-00          17110.13          16912.83             16522.66                  16465.36
Jan-01          17078.46          17080.41             16592.55                  16535.10
Feb-01          17150.70          17134.57             16638.97                  16588.51
Mar-01          17314.74          17288.13             16745.15                  16696.11
Apr-01          16889.16          17100.80             16400.57                  16368.38
May-01          17070.70          17284.95             16599.81                  16570.60
Jun-01          17171.04          17400.60             16704.99                  16676.46
Jul-01          17500.41          17658.34             16989.15                  16952.49
Aug-01          17985.86          17949.21             17435.82                  17386.48
Sep-01          17859.74          17889.00             17336.53                  17278.74
Oct-01          18015.34          18102.14             17522.50                  17461.01
Nov-01          17880.26          17949.53             17350.32                  17304.03
Dec-01          17672.53          17779.72             17139.27                  17108.57
Jan-02          17870.29          18088.12             17384.57                  17346.31
Feb-02          18071.37          18306.04             17585.85                  17537.15
Mar-02          17698.67          17947.30             17155.62                  17135.71
Apr-02          17983.32          18298.07             17471.71                  17436.66
May-02          18091.80          18409.26             17606.64                  17568.16
Jun-02          18224.32          18603.92             17749.54                  17704.53
Jul-02          18429.21          18843.19             17954.47                  17903.99
Aug-02          18740.37          19069.71             18216.04                  18157.72
Sep-02          19277.10          19487.38             18715.37                  18642.92

                 DATA FROM 9/30/92 THROUGH 9/30/02.

                 See the following page for benchmark definitions.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 The graph on page 5 illustrates the comparison of a $10,000 investment in the USAA California Bond Fund to the following benchmarks:

                     o The broad-based Lehman Brothers Municipal Bond Index, an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman Index, because funds have expenses.

                     o The Lipper California Municipal Debt Funds Average, an average performance level of all California municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                     o The Lipper California Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper California Municipal Debt Funds category.

7

M A N A G E R ' S
=================---------------------------------------------------------------
                  COMMENTARY on the Fund

[PHOTO] Robert R. Pariseau, CFA
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM MARCH 31, 2002, TO SEPTEMBER 30, 2002?

                 Your USAA California Bond Fund provided a total return of 8.92% versus an average of 8.79% for the 112 funds in the Lipper California Municipal Debt Funds category. The Fund's tax-exempt distributions over the previous 12 months produced a dividend yield of 4.51%, well above the 4.16% of the Lipper category average.

                                           [GRAPHIC]

                 THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR RATING(TM) OF 5 STARS IN THE MUNICIPAL CALIFORNIA LONG-TERM BOND FUND CATEGORY (108 FUNDS IN CATEGORY) FOR THE PERIOD ENDING SEPTEMBER 30, 2002.

                 REFER TO PAGE 6 FOR THE LIPPER AVERAGE DEFINITION.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.) THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS. THE USAA CALIFORNIA BOND FUND WAS RATED AGAINST THE FOLLOWING NUMBER OF MUNICIPAL CALIFORNIA LONG-TERM BOND FUNDS OVER THE FOLLOWING TIME PERIODS ENDING 9/30/02: 108 FUNDS IN THE LAST THREE YEARS, 101 FUNDS IN THE LAST FIVE YEARS, AND 44 FUNDS IN THE LAST 10 YEARS. WITH RESPECT TO THE MUNICIPAL CALIFORNIA LONG-TERM BOND FUNDS, THE USAA CALIFORNIA BOND FUND RECEIVED A MORNINGSTAR RATING OF 4 STARS, 5 STARS, AND 5 STARS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                                           [GRAPHIC]

                 For the same period, the Fund is listed as a Lipper Leader for tax efficiency and expense within the Lipper California Municipal Debt Funds category.

WHAT MARKET CONDITIONS AFFECTED THE FUND DURING THIS PERIOD?

                 Interest rates continued to fall. In fact, municipal and Treasury yields fell to levels not seen in many years. Demand drove prices up (bond prices move in the opposite direction of interest rates) as investors took refuge in the perceived quality of these securities.

                 An increasing number of investors moved into fixed-income investments. The declining stock market, corporate governance issues, and a weak corporate bond market made municipals particularly attractive.

                 Only two years ago, it was difficult to convince investors that fixed-income investments should be included in their asset-allocation

                 LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF SEPTEMBER 30, 2002. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF SEPTEMBER 30, 2002. THE LIPPER RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TAX EFFICIENCY, AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5.

                 THE USAA CALIFORNIA BOND FUND WAS RATED AGAINST THE FOLLOWING NUMBER OF FUNDS IN THE CALIFORNIA MUNICIPAL DEBT FUNDS
                 CATEGORY: 98 FUNDS FOR TAX EFFICIENCY AND 97 FUNDS FOR EXPENSE. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER RATINGS COPYRIGHT 2002, REUTERS. ALL RIGHTS RESERVED.

9

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        COMMENTARY on the Fund

                 plan. Largely due to the equity market decline, fixed-income vehicles, particularly municipals, have gained new respect for their steady income, relative safety, and price stability.

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING DURING THE PERIOD?

                 The Fund remained fully invested in a diversified portfolio of long-term, investment-grade municipal bonds with an income orientation. Strategy adjustments helped performance over the last two years. I increased average credit quality (78% of the portfolio is rated AAA or AA), significantly reduced the holdings of state general obligation bonds, added more 15- to 20-year maturities, and reduced the Fund's average maturity.

WHAT IS THE OUTLOOK?

                 By historical measures, short-term rates are very low compared to long-term rates. Perhaps investors are uneasy about the immediate future or they are afraid that interest rates will rise significantly. When the Federal Reserve Board (the Fed) begins to tighten credit, short-term rates may rise more than long-term rates. Meanwhile, longer maturities may perform relatively well in comparison and pay considerably higher income. Since any Fed action seems months away, investors may do well to bide their time.

                 Although California's diverse economy has proven resilient, the large state budget deficit will require significant and timely corrective action following this November's elections. To restore cash reserves, the state plans to sell several large note and bond issues, including $11.95 billion in power revenue bonds. California's current credit ratings are A1 (negative outlook) by Moody's Investors Service, A+ (negative outlook) by Standard & Poor's Rating Services, and AA (rating watch negative) by Fitch Ratings. We will closely monitor specific credit issues, ballot initiatives, and litigation that could potentially affect the value of your holdings.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

--------------------------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS
--------------------------------------------------------------------------------------------------
To match the USAA California Bond Fund's closing 30-day SEC yield of 3.67%,
and assuming a California state tax rate of:           8.00%       9.30%        9.30%        9.30%
and marginal federal tax rates of:                    27.00%      30.00%       35.00%       38.60%

A FULLY TAXABLE INVESTMENT MUST PAY:                   5.46%       5.78%        6.23%        6.59%

                 This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.

                 SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

11

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

           PORTFOLIO RATINGS MIX
                 9/30/02

              [CHART]

AAA                          72%
A                            16%
AA                            6%
BBB                           5%
Cash Equivalents              1%

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Services, or Fitch Ratings. Unrated securities that have been determined by USAA IMCO to be of equivalent investment quality to category AA and BBB account for 0.9% and 0.3%, respectively, of the Fund's investments and are included in the appropriate category above.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-20.

P O R T F O L I O
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                  of INVESTMENTS

USAA CALIFORNIA BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

CATEGORIES & DEFINITIONS
--------------------------------------------------------------------------------

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity is the next put date.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                (ETM)      Escrowed to final maturity.
                (PRE)      Prerefunded to a date prior to maturity.
                (LOC)      Enhanced by a bank letter of credit.
                (NBGA)     Enhanced by a nonbank guarantee agreement.
                (INS) Scheduled principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Financial
                           Group, Inc., College Construction Loan Insurance Association, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., or MBIA, Inc.

13

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=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA CALIFORNIA BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                 CAB   Capital Appreciation Bond
                 COP   Certificate of Participation
                 GO    General Obligation
                 IDA   Industrial Development Authority/Agency
                 MFH   Multifamily Housing
                 MLO   Municipal Lease Obligation
                 RB    Revenue Bond

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA CALIFORNIA BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (97.2%)

               CALIFORNIA (87.6%)
 $  2,835      Anaheim Public Financing Auth. RB,
                Series 2002B (INS)                                   5.25%           10/01/2018        $  3,161
    4,500      Antelope Valley Healthcare District RB,
                Series 1997B (INS)                                   5.20             1/01/2027           4,726
   17,700      Association of Bay Area Governments
                Finance Auth. COP, Series 1999 (INS)                 6.20            11/01/2029          19,853
    7,005      Benicia Unified School District GO,
                Series 2000B (INS)(a)                                5.91             8/01/2024           2,407
    4,180      Brea Redevelopment Agency Tax Allocation
                Refunding Bonds, Series A (INS)                      5.00             8/01/2023           4,390
   10,445      Castaic Lake Water Agency Financing
                Corp. COP, Series 1999A (INS)(a)                     5.68             8/01/2022           4,010
    2,250      Chaffey Community College District GO,
                Series 2002A (INS)                                   5.25             7/01/2022           2,451
    2,200      Chino Valley Unified School District GO,
                Series 2002A (INS)                                   5.38             8/01/2019           2,477
    5,000      Coronado Community Development Agency
                Tax Allocation Bonds, Series 2000 (INS)              5.60             9/01/2030           5,545
    1,255      Cucamonga County Water District
                COP (INS)                                            5.00             9/01/2021           1,335
    3,500      Department of Water Resources RB,
                Series X (INS)                                       5.50            12/01/2017           4,161
               East Bay Municipal Utility District RB,
    6,810       Series 2001 (INS)                                    5.00             6/01/2019           7,302
    7,300       Series 2001 (INS)                                    5.00             6/01/2020           7,783
   10,000       Series 2001 (INS)                                    5.00             6/01/2021          10,587
    4,910      Eastern Municipal Water District COP,
                Series 2001A (INS)                                   5.00             7/01/2018           5,305
               Educational Facilities Auth. RB,
    9,000       Series 1994 (National Univ.) (INS)                   6.20             5/01/2021           9,741
    8,015       Series 1995 (Redland Univ.)                          6.00            10/01/2025           8,512
    8,050       Series 1995A (California Education Pool)             5.60            12/01/2020           8,532
    6,000       Series 2000 (Univ. of the Pacific) (INS)             5.75            11/01/2030           6,691
    8,000       Series N (Stanford Univ.)                            5.20            12/01/2027           8,453
    5,945      Escondido COP, Series 2000A (INS)                     5.75             9/01/2030           6,640
               Fairfield-Suisun Unified School District GO,
    1,855       Series 2002 (INS)                                    5.25             8/01/2019           2,065
    1,955       Series 2002 (INS)                                    5.25             8/01/2020           2,161
    2,025       Series 2002 (INS)                                    5.25             9/01/2021           2,221

15

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA CALIFORNIA BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
 $  2,000      Fontana Unified School District GO,
                Series 1990D (INS)                                   5.75%            5/01/2022        $  2,227
    1,500      Fresno Airport RB, Series 2000A (INS)                 5.50             7/01/2030           1,631
    2,061      Fresno COP, Series 1991                               8.50             5/01/2016           2,086
    1,650      Glendora Unified School District GO,
                Series 2000A (INS)                                   5.38             9/01/2025           1,781
               Health Facilities Financing Auth. RB,
    3,175       Series 1992A (Scripps Memorial
                Hospital) (INS)                                      6.38            10/01/2022           3,242
    3,500       Series 1993C (Kaiser Permanente)                     5.60             5/01/2033           3,564
    2,000       Series 1994 (St. Pauls Episcopal Home) (NBGA)        6.50             9/01/2014           2,218
    5,000       Series 1994A (Scripps Research Institute)            6.63             7/01/2018           5,308
    1,000       Series 1997A (Sunny View) (NBGA)                     5.50             1/01/2019           1,065
    5,000       Series 1998B (Kaiser Permanente)                     5.00            10/01/2020           5,064
    4,180      Hollister Joint Powers Financing
                Auth. RB (INS)                                       5.90            12/01/2023           4,421
               Housing Finance Agency Home Mortgage RB,
    5,990       Series 1994A                                         6.55             8/01/2026           6,289
    2,680       Series L (INS)                                       5.15             8/01/2017           2,849
    3,000      Housing Finance Agency MFH RB,
                Series 1996A (INS)                                   6.05             8/01/2027           3,190
    5,455      Imperial Beach MFH RB, Series 1995A                   6.45             9/01/2025           5,799
               Infrastructure and Economic Development
                Bank RB,
    1,000       Series 2000 (Scripps Research Institute)             5.63             7/01/2020           1,092
    1,250       Series 2000 (Scripps Research Institute)             5.75             7/01/2030           1,356
    4,105       Series 2002                                          5.00            10/01/2018           4,485
    1,335      Little Lake City School District GO,
                Series 2000B (INS)                                   5.25             7/01/2022           1,455
    3,240      Livermore-Amador Valley Water Management
                Agency Sewer RB, Series A (INS)                      5.00             8/01/2022           3,411
               Los Angeles Department of Water and Power RB,
   10,000       Series 2001A (INS)                                   5.25             7/01/2018          11,012
    9,500       Series 2001A                                         5.00             7/01/2024           9,821
    7,065      Los Angeles GO, Series A (INS)                        5.00             9/01/2018           7,643
               Los Angeles Unified School District GO,
    4,100       Series E (Election of 1997) (INS)                    5.50             7/01/2017           4,712
    6,000       Series E (Election of 1997) (INS)                    5.50             7/01/2018           6,843

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA CALIFORNIA BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
               Los Gatos-Saratoga Joint Union High School GO,
 $  1,030       Series 1998B                                         5.13%           12/01/2023        $  1,089
    1,125       Series 1998B                                         5.25            12/01/2025           1,199
               Menlo Park Community Development
                Agency Tax Allocation Bonds,
    2,500       Series 2000 (INS)                                    5.45             6/01/2021           2,761
    6,390       Series 2000 (INS)                                    5.50             6/01/2025           7,011
    2,500      Monrovia Unified School District GO,
                Series B (INS)(a)                                    5.67             8/01/2033             531
    4,030      Mt. San Antonio Community College District GO,
                Series A (INS)                                       5.38             5/01/2022           4,436
               Oakland Unified School District GO,
   15,200       Series 2000F (INS)                                   5.50             8/01/2024          16,491
    5,265       Series 2002 (INS)                                    5.25             8/01/2020           5,784
    2,695      Palos Verdes Peninsula Unified School
                District GO, Series 2000A                            5.25            11/01/2020           2,966
               Pasadena Unified School District GO,
    2,765       Series 1997C (INS)                                   5.00            11/01/2016           3,063
    2,825       Series 1997C (INS)                                   5.00            11/01/2017           3,107
   10,325      Pleasanton Joint Powers Financing Auth. RB,
                Series 1993A                                         6.15             9/02/2012          10,884
    2,000      Port of Oakland RB, Series 2002M (INS)                5.25            11/01/2020           2,201
               Poway Redevelopment Agency Tax
                Allocation RB,
    5,000       Series 2000 (INS)                                    5.75             6/15/2033           5,639
    2,065       Series 2001 (INS)                                    5.00            12/15/2022           2,188
   13,400      Riverside County Public Financing Auth.
                Tax Allocation RB, Series 1997A                      5.63            10/01/2033          13,650
    2,825      Sacramento County Airport Systems RB,
                Series 2002A (INS)                                   5.25             7/01/2022           3,054
   20,225      Sacramento County Sanitation District
                Finance Auth. RB, Series 2000 (INS)                  5.63            12/01/2030          22,351
               Sacramento Financing Auth. RB (MLO),
    5,680       Series 2002A (INS)                                   5.25            12/01/2016           6,443
    3,575       Series 2002A (INS)                                   5.25            12/01/2017           4,023
    2,935       Series 2002A (INS)                                   5.38            12/01/2021           3,245
    6,000      Sacramento Power Auth. RB, Series 1995                6.00             7/01/2022           6,343
               Sacramento Utility District Electric RB,
    2,410       Series 2002Q (INS)                                   5.25             8/15/2021           2,628
    1,000       Series 2002Q (INS)                                   5.25             8/15/2022           1,084
    7,040      San Diego MFH RB, Series 1995A                        6.45             5/01/2025           7,452

17

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA CALIFORNIA BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
               San Diego Unified School District GO,
 $  2,000       Series 2001C (INS)                                   5.00%            7/01/2017        $  2,207
    2,000       Series 2001C (INS)                                   5.00             7/01/2020           2,158
    2,500       Series 2001C (INS)                                   5.00             7/01/2021           2,675
    3,500       Series 2001C (INS)                                   5.00             7/01/2022           3,716
   18,000      San Francisco Bay Area RB, Series 1999 (INS)          5.50             7/01/2029          19,460
               San Francisco City and County Airport RB,
    3,190       2nd Series-Issue 24B (INS)                           5.63             5/01/2025           3,505
    8,845       2nd Series-Issue 24B (INS)                           5.63             5/01/2030           9,699
    9,500      San Joaquin Hills Transportation Corridor
                Agency RB, Series 1993 (PRE)                         6.75             1/01/2032           9,818
               San Jose GO,
    2,365       Series 2001                                          5.10             9/01/2020           2,542
    2,000       Series 2001                                          5.10             9/01/2021           2,135
    5,200      San Jose MFH RB, Series 1992A
                (Countrybrook)                                       4.95             4/01/2012           5,690
   14,000      Santa Ana Unified School District GO,
                Series 2000 (INS)                                    5.70             8/01/2029          15,560
   11,215      Santa Clara Valley Water District RB,
                Series 2000A (INS)                                   5.63             2/01/2025          12,278
   12,455      Southern California Public Power Auth. RB,
                Series 1989 (LOC)                                    6.00             7/01/2018          12,476
               State GO,
    7,000       Series 1999 (INS)                                    5.50             9/01/2024           7,591
   10,000       Series 1999 (INS)                                    5.88            10/01/2026          11,194
   27,825       Series 2000 (INS)                                    5.75             3/01/2030          30,940
               Statewide Communities Development
                Auth. COP,
    5,420       Lutheran Homes (ETM)                                 5.75            11/15/2021           6,294
    1,055       The Arc of San Diego (NBGA)                          5.63             5/01/2021           1,132
    8,000      Statewide Communities Development Auth. RB,
                Series 2002A                                         5.50            11/01/2032           8,396
               Suisun City Public Financing Auth. RB,
   17,855       Series 1998A(a)                                      5.37            10/01/2028           4,484
   20,080       Series 1998A(a)                                      5.37            10/01/2033           3,832
               Union Elementary School District CAB GO,
    3,200       Series 1999A (INS) (a)                               6.20             9/01/2022           1,226
    2,600       Series 1999A (INS) (a)                               6.21             9/01/2023             936
    4,000      Univ. of California RB, Series 1996 (INS)             5.75             7/01/2024           4,365

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA CALIFORNIA BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
               Upland Unified School District GO Bonds,
 $    305       Series B 4.7/4.7%, 8/01/2003 (INS)(b)                4.70%            8/01/2014        $    309
      845       Series B 4.8/4.8%, 8/01/2003 (INS)(b)                4.80             8/01/2015             855
      500       Series B 4.9/4.9%, 8/01/2003 (INS)(b)                4.90             8/01/2016             510
    1,300       Series B 5.125/5.125%, 8/01/2003 (INS)(b)            5.13             8/01/2025           1,325
   14,675      Vallejo Sanitation and Flood Control COP,
                Series 1993 (INS)                                    5.00             7/01/2019          16,367
    4,250      Ventura County Community College District GO,
                Series 2002A (INS)                                   5.50             8/01/2023           4,732
               Washington Township Health Care District RB,
   11,000       Series 1993                                          5.50             7/01/2018          11,315
    7,845       Series 1993                                          5.25             7/01/2023           7,981
    7,085       Series 1999                                          5.13             7/01/2023           7,291
    3,005       Series 1999                                          5.25             7/01/2029           3,119
    1,515      Watsonville Hospital RB, Series 1996A (ETM)           6.20             7/01/2012           1,841
               Westlands Water District Revenue COP,
    1,595       Series 2002A (INS)                                   5.25             9/01/2020           1,762
    2,260       Series 2002A (INS)                                   5.25             9/01/2021           2,476
    3,430       Series 2002A (INS)                                   5.25             9/01/2022           3,735

               PUERTO RICO (9.6%)
               Commonwealth GO,
    4,500       Series 2001 (INS)                                    5.00             7/01/2023           4,709
    5,000       Series 2001A (INS)                                   5.50             7/01/2016           5,954
   15,000       Series 2001A (INS)                                   5.25             7/01/2020          17,211
   10,000       Series 2001B (INS)                                   5.00             7/01/2021          10,599
               Electric Power Auth. RB,
   10,500       Refunding Bonds Series Z (INS)                       5.25             7/01/2021          11,104
   10,000       Series 2002LL (INS)                                  5.50             7/01/2017          11,874
    6,600      Highway and Transportation Auth. RB,
                Series Y (INS)                                       5.50             7/01/2026           7,170
                                                                                                       --------
               Total fixed-rate instruments (cost: $643,046)                                            699,244
                                                                                                       --------

               PUT BONDS (0.4%)

               CALIFORNIA
    3,000      Statewide Communities Development Auth. RB,
                Series 2002E (cost: $3,000)                          4.70            11/01/2036           3,185
                                                                                                       --------

19

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA CALIFORNIA BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                          COUPON                 FINAL          MARKET
   AMOUNT      SECURITY                                              RATE              MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
               VARIABLE-RATE DEMAND NOTES (1.2%)

               CALIFORNIA
 $    100      Alameda County IDA RB, Series 1994                    2.10%            6/01/2004        $    100
    5,675      Association of Bay Area Governments Finance
                Auth. RB, Series 2002 (LOC)                          1.95            11/15/2031           5,675
    1,900      Health Facilities Financing Auth. RB,
                Series 2002B (LOC)                                   1.90             9/01/2025           1,900
    1,000      Irvine Ranch Water District Consolidated Bonds,
                Series 1993 (LOC)                                    1.85             4/01/2033           1,000
                                                                                                       --------
               Total variable-rate demand notes (cost: $8,675)                                            8,675
                                                                                                       --------

               TOTAL INVESTMENTS (COST: $654,721)                                                      $711,104
                                                                                                       ========

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA CALIFORNIA BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

General Obligation                              28.7%
Water/Sewer Utility                             14.9
Electric/Gas Utility                             9.7
Hospital                                         8.9
Real Estate Tax/Fee                              7.3
Education                                        5.8
Special Assessment/Tax/Fee                       3.8
Nursing/CCRC                                     3.2
Multifamily Housing                              3.1
Airport/Port                                     2.8
Toll Roads                                       2.7
Escrowed Bonds                                   2.5
Appropriated Debt                                1.9
Single-Family Housing                            1.3
Health Miscellaneous                             1.2
Other                                            1.0
                                                ----
Total                                           98.8%
                                                ====

21

N O T E S
=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS

USAA CALIFORNIA BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

                 Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) Zero-coupon security. Rate represents the effective yield at the date of purchase. These securities represented 2.4% of the Fund's net assets at September 30, 2002.

                 (b) Stepped coupon note initially issued in zero-coupon form, which converts to coupon form at the date specified in the security description. Interest rates presented in the security description represent the zero-coupon effective yield at the date of purchase, followed by the coupon rate paid after the conversion. The rate presented in the coupon rate column represents the zero-coupon rate effective yield.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA CALIFORNIA BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

ASSETS

     Investments in securities, at market value (identified cost of $654,721)         $ 711,104
     Cash                                                                                   190
     Receivables:
       Capital shares sold                                                                   54
       Interest                                                                           9,710
                                                                                      ---------
         Total assets                                                                   721,058
                                                                                      ---------
LIABILITIES

     Capital shares redeemed                                                                407
     USAA Investment Management Company                                                     183
     USAA Transfer Agency Company                                                            19
     Accounts payable and accrued expenses                                                   45
     Dividends on capital shares                                                            794
                                                                                      ---------
         Total liabilities                                                                1,448
                                                                                      ---------
            Net assets applicable to capital shares outstanding                       $ 719,610
                                                                                      =========
NET ASSETS CONSIST OF:

     Paid-in capital                                                                  $ 662,782
     Accumulated net realized gain on investments                                           445
     Net unrealized appreciation of investments                                          56,383
                                                                                      ---------
         Net assets applicable to capital shares outstanding                          $ 719,610
                                                                                      =========
     Capital shares outstanding                                                          62,967
                                                                                      =========
     Authorized shares of $.01 par value                                                140,000
                                                                                      =========
     Net asset value, redemption price, and offering price per share                  $   11.43
                                                                                      =========

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

23

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA CALIFORNIA BOND FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2002 (UNAUDITED)

NET INVESTMENT INCOME

     Interest income                                                   $ 17,747
                                                                       --------
     Expenses:
      Management fees                                                     1,049
      Administrative and servicing fees                                     514
      Transfer agent's fees                                                 114
      Custodian's fees                                                       69
      Postage                                                                13
      Shareholder reporting fees                                             24
      Directors' fees                                                         3
      Registration fees                                                       1
      Professional fees                                                      45
      Other                                                                   4
                                                                       --------
         Total expenses                                                   1,836
      Expenses paid indirectly                                               (5)
                                                                       --------
         Net expenses                                                     1,831
                                                                       --------
            Net investment income                                        15,916
                                                                       --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

     Net realized gain                                                    1,958
     Change in net unrealized appreciation/depreciation                  41,306
                                                                       --------
            Net realized and unrealized gain                             43,264
                                                                       --------
     Increase in net assets resulting from operations                  $ 59,180
                                                                       ========

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T S
===================-------------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA CALIFORNIA BOND FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2002 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2002

                                                          9/30/2002       3/31/2002
                                                          -------------------------
FROM OPERATIONS

  Net investment income                                    $ 15,916         $32,241
  Net realized gain on investments                            1,958           2,752
  Change in net unrealized appreciation/depreciation
    of investments                                           41,306         (20,779)
                                                          -------------------------
    Increase in net assets resulting from operations         59,180          14,214
                                                          -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income                                     (15,916)        (32,241)
                                                          -------------------------
FROM CAPITAL SHARE TRANSACTIONS

  Proceeds from shares sold                                  43,357          80,237
  Dividend reinvestments                                     10,788          22,018
  Cost of shares redeemed                                   (38,736)        (86,528)
                                                          -------------------------
    Increase in net assets from capital share
      transactions                                           15,409          15,727
                                                          -------------------------
  Net increase (decrease) in net assets                      58,673          (2,300)

NET ASSETS

  Beginning of period                                       660,937         663,237
                                                          -------------------------
  End of period                                            $719,610        $660,937
                                                          =========================
CHANGE IN SHARES OUTSTANDING

  Shares sold                                                 3,951           7,329
  Shares issued for dividends reinvested                        977           2,013
  Shares redeemed                                            (3,533)         (7,921)
                                                          -------------------------
    Increase in shares outstanding                            1,395           1,421
                                                          =========================

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

25

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements

USAA CALIFORNIA BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

                 USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA California Bond Fund (the Fund). The Fund's investment objective is to provide investors with interest income that is exempt from federal and California state income taxes.

                    A. SECURITY VALUATION - Securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Securities that cannot be valued by the Service, and all other assets, are valued in good faith at fair value using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                    B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA CALIFORNIA BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

                    C. INVESTMENTS IN SECURITIES - Security transactions are
                       accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities. The Fund concentrates its investments in California tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

                    D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended September 30, 2002, custodian fee offset arrangements reduced expenses by $5,000.

                    E. USE OF ESTIMATES - The preparation of financial
                       statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

                 The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

                 Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of

27

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA CALIFORNIA BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

                 America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets. In addition, the USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

                 The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2003, in accordance with applicable tax law.

                 Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2002, the Fund had capital loss carryovers for federal income tax purposes of $1,467,000, which, if not offset by subsequent capital gains, will expire in 2008. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

                 Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2002, were $86,179,000 and $68,667,000, respectively.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA CALIFORNIA BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

                 At September 30, 2002, the cost of securities for federal income tax purposes was approximately the same as that reported in the financial statements.

                 Gross unrealized appreciation and depreciation of investments as of September 30, 2002, were $56,451,000 and $68,000, respectively, resulting in net unrealized appreciation of $56,383,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                    A. MANAGEMENT FEES - The Manager carries out the Fund's
                       investment policies and manages the Fund's portfolio. Beginning with the month ended July 31, 2002, the investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper California Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper California Municipal Debt Funds category.

                       The Fund's base fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA California Bond and USAA California Money Market Funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based on average net assets. For the six-month period ended September 30, 2002, the Fund's effective base fee was 0.31% of the Fund's average net assets.

                       The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended July 31, 2002,

29

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA CALIFORNIA BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

                       the performance period consisted of the previous 12-month period. A new month is added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months. The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE         ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)           AS A % OF THE FUND'S AVERAGE NET ASSETS
----------------------------------------------------------------------
+/- 0.20% to 0.50%              +/- 0.04%
+/- 0.51% to 1.00%              +/- 0.05%
+/- 1.01% and greater           +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                       During the six-month period ended September 30, 2002, the Fund paid the Manager total management fees of $1,049,000, which is net of a performance fee adjustment of $(23,000).

                    B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. During the six-month period ended September 30, 2002, the Fund paid the Manager administrative and servicing fees of $514,000.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA CALIFORNIA BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

                    C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,
                       d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. During the six-month period ended September 30, 2002, the Fund paid USAA Transfer Agency Company transfer agent's fees of $114,000.

                    D. UNDERWRITING SERVICES - The Manager provides exclusive
                       underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

                 Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

                 On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended March 31, 2003. KPMG served as the Fund's independent auditors since the Fund's inception on August 1, 1989. From that date through the fiscal year ended March 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

31

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA CALIFORNIA BOND FUND

SEPTEMBER 30, 2002 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                         SIX-MONTH
                                        PERIOD ENDED
                                        SEPTEMBER 30,                   YEAR ENDED MARCH 31,
                                        ----------------------------------------------------------------------------
                                            2002            2002          2001        2000        1999          1998
                                        ----------------------------------------------------------------------------
Net asset value at
  beginning of period                   $  10.73        $  11.03      $  10.38    $  11.29    $  11.17     $   10.50
                                        ----------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                     .26             .53           .56         .58         .59           .60
   Net realized and
    unrealized gain (loss)                   .70            (.30)          .65        (.91)        .12           .67
                                        ----------------------------------------------------------------------------
Total from investment operations             .96             .23          1.21        (.33)        .71          1.27
                                        ----------------------------------------------------------------------------
Less distributions:
   From net investment income               (.26)           (.53)         (.56)       (.58)       (.59)         (.60)
                                        ----------------------------------------------------------------------------
Net asset value at end of period        $  11.43        $  10.73      $  11.03    $  10.38    $  11.29      $  11.17
                                        ============================================================================
Total return (%)*                           8.92            2.20         12.05       (2.91)       6.46         12.33
Net assets at end of period (000)       $719,610        $660,937      $663,237    $576,707    $641,653      $533,747
Ratio of expenses to
   average net assets (%)**                  .54(a,b)        .49(b)        .39         .39         .39           .40
Ratio of net investment income to
   average net assets (%)**                 4.65(a)         4.84          5.31        5.43        5.21          5.47
Portfolio turnover (%)                     10.28           38.84         33.06       48.46        7.20         20.16

  *  Assumes reinvestment of all dividend income distributions during the period.
 **  For the six-month period ended September 30, 2002, average net assets were $683,353,000.
(a)  Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b)  Reflects total expenses prior to any custodian fee offset arrangement. If the custodian fee credit were excluded from the calculation, the expense ratio for each period would have been reduced as follows:
                                            (.01%)          (.02%)         N/A         N/A         N/A           N/A

NOTES
=====---------------------------------------------------------------------------

33

NOTES
=====---------------------------------------------------------------------------

NOTES
=====---------------------------------------------------------------------------

35

NOTES
=====---------------------------------------------------------------------------

                  DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                               Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                               Barbara B. Dreeben
                               Robert L. Mason, Ph.D.
                               Michael F. Reimherr
                               Laura T. Starks, Ph.D.
                               Richard A. Zucker

              ADMINISTRATOR,   USAA Investment Management Company
         INVESTMENT ADVISER,   9800 Fredericksburg Road
                UNDERWRITER,   San Antonio, Texas 78288
            AND DISTRIBUTOR

             TRANSFER AGENT    USAA Shareholder Account Services
                               9800 Fredericksburg Road
                               San Antonio, Texas 78288

                  CUSTODIAN    State Street Bank and Trust Company
                               P.O. Box 1713
                               Boston, Massachusetts 02105

       INDEPENDENT AUDITORS    Ernst & Young LLP
                               100 West Houston St., Suite 1900
                               San Antonio, Texas 78205

                  TELEPHONE    Call toll free - Central Time
           ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                               Saturday, 8:30 a.m. to 5 p.m.
                               Sunday, 10:30 a.m. to 7 p.m.

             FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
          INFORMATION ABOUT    For account servicing, exchanges,
               MUTUAL FUNDS    or redemptions
                               1-800-531-8448, in San Antonio 456-7202

            RECORDED MUTUAL    24-hour service (from any phone)
          FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

                MUTUAL FUND    (from touch-tone phones only)
          USAA TOUCHLINE(R)    For account balance, last transaction, fund
                               prices, or to exchange or redeem fund shares
                               1-800-531-8777, in San Antonio 498-8777

          INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                         [LOGO]
                                                                        Recycled
                                                                         Paper

--------------------------------------------------------------------------------
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